Janus Henderson Government Money Market Fund Expense Example - Class I N T Shares [Member] - Janus Henderson Government Money Market Fund	Jun. 30, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	108
Expense Example, with Redemption, 5 Years	204
Expense Example, with Redemption, 10 Years	486
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	126
Expense Example, with Redemption, 10 Years	290
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	271
Expense Example, with Redemption, 10 Years	$ 613